Key Management Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Key Management Transactions
Salaries and employee benefits	$ 1,235	$ 1,595	$ 1,371
Directors' fees	341	372	383
Share-based payments	$ 1,549	$ 2,104	$ 2,950